Condensed Consolidated Statements of Members' Equity - USD ($) $ in Thousands	Total	Common Members' Units	Preferred Members' Units	Accumulated Other Comprehensive Income (Loss)	Total Member's Equity	Non-controlling Interest
Balance at Feb. 02, 2023	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Feb. 02, 2023		0	0
Increase (Decrease) in Members' Equity
Members' contributions	9,251,969	$ 9,251,844	$ 125		9,251,969
Members' contributions (in shares)		1,000	125
Members' distributions	(510,015)	$ (510,000)	$ (15)		(510,015)
Net (loss) income	(138,659)	(138,614)	15		(138,599)	(60)
Contributions from noncontrolling interest	8,104					8,104
Other comprehensive income (loss)	(816)			(816)	(816)
Non-cash distribution to members	(11,385)	(11,385)			(11,385)
Balance at Dec. 31, 2023	8,599,198	$ 8,591,845	$ 125	(816)	8,591,154	8,044
Balance (in shares) at Dec. 31, 2023		1,000	125
Increase (Decrease) in Members' Equity
Members' contributions	285,000	$ 285,000			285,000
Members' distributions	(550,007)	(550,000)	$ (7)		(550,007)
Net (loss) income	84,354	83,664	7		83,671	683
Other comprehensive income (loss)	(17,325)			(17,325)	(17,325)
Distributions to non-controlling interest	(589)					(589)
Balance at Sep. 30, 2024	8,400,631	$ 8,410,509	$ 125	(18,141)	8,392,493	8,138
Balance (in shares) at Sep. 30, 2024		1,000	125
Balance at Dec. 31, 2023	8,599,198	$ 8,591,845	$ 125	(816)	8,591,154	8,044
Balance (in shares) at Dec. 31, 2023		1,000	125
Increase (Decrease) in Members' Equity
Members' contributions	580,000	$ 580,000			580,000
Members' distributions	(739,015)	(739,000)	$ (15)		(739,015)
Net (loss) income	124,093	123,178	15		123,193	900
Other comprehensive income (loss)	21,313			21,313	21,313
Distributions to non-controlling interest	(820)					(820)
Balance at Dec. 31, 2024	8,584,769	$ 8,556,023	$ 125	20,497	8,576,645	8,124
Balance (in shares) at Dec. 31, 2024		1,000	125
Balance at Jun. 30, 2024	8,610,022	$ 8,565,383	$ 125	36,366	8,601,874	8,148
Balance (in shares) at Jun. 30, 2024		1,000	125
Increase (Decrease) in Members' Equity
Members' distributions	(187,000)	$ (187,000)			(187,000)
Net (loss) income	32,347	32,126			32,126	221
Other comprehensive income (loss)	(54,507)			(54,507)	(54,507)
Distributions to non-controlling interest	(231)					(231)
Balance at Sep. 30, 2024	8,400,631	$ 8,410,509	$ 125	(18,141)	8,392,493	8,138
Balance (in shares) at Sep. 30, 2024		1,000	125
Balance at Dec. 31, 2024	8,584,769	$ 8,556,023	$ 125	20,497	8,576,645	8,124
Balance (in shares) at Dec. 31, 2024		1,000	125
Increase (Decrease) in Members' Equity
Members' contributions	350,000	$ 350,000			350,000
Members' distributions	(600,015)	(600,000)	$ (15)		(600,015)
Issuance of preferred shares, net of costs	20		$ 20		20
Issuance of preferred shares, net of cost (in shares)			125
Net (loss) income	114,285	113,058	$ 120		113,178	1,107
Contributions from noncontrolling interest	4,946					4,946
Other comprehensive income (loss)	(29,252)			(29,252)	(29,252)
Distributions to non-controlling interest	(850)					(850)
Balance at Sep. 30, 2025	8,423,903	$ 8,419,081	$ 250	(8,755)	8,410,576	13,327
Balance (in shares) at Sep. 30, 2025		1,000	250
Balance at Jun. 30, 2025	8,240,189	$ 8,239,327	$ 250	(8,163)	8,231,414	8,775
Balance (in shares) at Jun. 30, 2025		1,000	250
Increase (Decrease) in Members' Equity
Members' contributions	350,000	$ 350,000			350,000
Members' distributions	(204,000)	(204,000)			(204,000)
Net (loss) income	33,880	33,754			33,754	126
Contributions from noncontrolling interest	4,731					4,731
Other comprehensive income (loss)	(592)			(592)	(592)
Distributions to non-controlling interest	(305)					(305)
Balance at Sep. 30, 2025	$ 8,423,903	$ 8,419,081	$ 250	$ (8,755)	$ 8,410,576	$ 13,327
Balance (in shares) at Sep. 30, 2025		1,000	250